PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	As of June 30, 2021	As of December 31, 2020
Computer and office equipment	$80,087	$81,437
Furniture & fixtures	122,984	126,966
Leasehold improvements	203,894	210,496
Vehicle	99,347	102,564
Subtotal	506,312	521,463
Less: accumulated depreciation	(253,871)	(223,154)
Total	$252,441	$298,309

Property and equipment, net consist of the following:

	As of December 31, 2020	As of December 31, 2019
Computer and office equipment	$81,437	$-
Furniture & fixtures	126,966	-
Leasehold improvements	210,496	-
Vehicle	102,564	-
Subtotal	521,463	-
Less: accumulated depreciation	(223,154)	-
Total	$298,309	$-

Superior Living SDN. BHD. [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	March 31, 2020	December 31, 2019

Computer equipment	$70,895	$91,696
Office equipment, furniture & fixtures	117,691	143,938
Leasehold improvements	195,117	210,472
Vehicle	95,071	100,709
Subtotal	478,774	546,815
Less: accumulated depreciation	(153,126)	(182,211)
Total	$325,648	$364,604

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2018

Computer equipment	$91,696	$83,890
Office equipment, furniture & fixtures	143,938	142,152
Leasehold improvements	210,472	209,414
Vehicle	100,709	99,778
Subtotal	546,815	532,234
Less: accumulated depreciation and amortization	(182,211)	(105,614)
Total	$364,604	$429,620